POST-EMPLOYMENT BENEFIT - Present value of actuarial obligations partially or fully covered (Details) - Present value of the defined benefit obligations - Social security defined benefit plans - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Pension Benefits
Beginning Balance	R$ 29,632,116	R$ 27,357,876
Current service cost	40,101	39,001
Interest on actuarial obligation	2,559,602	2,703,475
Benefits paid during the fiscal year	(2,910,322)	(2,635,428)
Normal Participant Contributions	9,592	11,952
Gain/Loss on actuarial obligations arising from remeasurement	(4,975,066)	2,155,240
Actuarial gains/losses arising from changes in financial assumptions	(3,577,033)	1,996,962
Actuarial gains/losses arising from experience adjustments	(313,175)	158,278
Actuarial Gains/Losses - Risk Sharing (PED)	(1,084,858)
Closing Balance	R$ 24,356,023	R$ 29,632,116